Note 4 - Loans and Leases - Summary of the Activity in the Allowance for Loan and Lease Losses of Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Allowance for loan and lease losses beginning balance	$ 4,131	$ 3,527	$ 2,835
Provision for loan and lease losses	6,200	550	450
Losses charged off	(390)	(180)	(197)
Recoveries	53	234	439
Allowance for loan and lease losses ending balance	9,994	4,131	3,527
Impaired Loans [Member]
Allowance for loan and lease losses beginning balance	435	128
Provision for loan and lease losses	(180)	307	128
Losses charged off
Recoveries
Allowance for loan and lease losses ending balance	$ 255	$ 435	$ 128